Loss per share: (Tables)	12 Months Ended
Dec. 31, 2022
Loss per share:
Schedule of loss per share

	Year ended	Year ended
	December 31,	December 31,
	2022	2021

Basic weighted average number of common shares outstanding	115,358,769	79,315,892

Basic and diluted loss per share	$(0.66)	$(0.90)